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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004
                                                -------------

Check here if Amendment [  ]; Amendment Number:
                                                -------------
This Amendment:  (Check only one:): [   ] is a restatement
                                    [   ] adds new holdings entries

Institutional Investment manager Filing this Report:

Name:      Bill & Melinda Gates Foundation
           -------------------------------
Address:   2365 Carillon Point
           -------------------
           Kirkland, WA 98033
           ------------------

Form 13F File number: 28-10098
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:      Michael Larson
           --------------
Title:     Authorized Agent
           ----------------
Phone:     (425) 889-7900
           --------------

Signature, Place, and Date of Signing

/s/ Michael Larson                   Kirkland, Washington       August 12, 2004
------------------------------       --------------------       ---------------
           [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[ X ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  1
                                    -
Form 13F Information Table Entry Value:     35
                                            --
Form 13F Information Table Value Total:     $3,414,134
                                            ----------
                                            (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1        28-05147                   Michael Larson













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                           FORM 13F INFORMATION TABLE
                               As of June 30, 2004

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                                                                    AMOUNT AND TYPE OF
                                                                         SECURITY                               VOTING AUTHORITY
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                                                            VALUE   SHARES/PRN          INVESTMENT   OTHER
NAME OF ISSUER                  TITLE OF CLASS  CUSIP      (X1000)    AMOUNT    SH/PRN  DISCRETION  MANAGERS  SOLE   SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES             COM             002824100 $141,441  3,470,100    SH     OTHER            1          3,470,100
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BAXTER INTL INC                 COM             071813109  $86,275  2,500,000    SH     OTHER            1          2,500,000
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BP PLC                          SPONSORED ADR   055622104 $230,351  4,300,000    SH     OTHER            1          4,300,000
------------------------------------------------------------------------------------------------------------------------------------
CANADIAN NATIONAL RAILWAY CO    COM             136375102  $39,231    900,000    SH     OTHER            1            900,000
------------------------------------------------------------------------------------------------------------------------------------
COCA COLA CO                    COM             191216100  $10,096    200,000    SH     OTHER            1            200,000
------------------------------------------------------------------------------------------------------------------------------------
COSTCO WHOLESALE CORP           COM             22160K105 $158,543  3,850,000    SH     OTHER            1          3,850,000
------------------------------------------------------------------------------------------------------------------------------------
COX COMMUNICATIONS INC          CL A            224044107 $260,556  9,375,900    SH     OTHER            1          9,375,900
------------------------------------------------------------------------------------------------------------------------------------
DISNEY WALT CO                  COM             254687106   $2,549    100,000    SH     OTHER            1            100,000
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DUKE ENERGY CORP                COM             264399106  $10,145    500,000    SH     OTHER            1            500,000
------------------------------------------------------------------------------------------------------------------------------------
EASTMAN KODAK CO                COM             277461109   $2,698    100,000    SH     OTHER            1            100,000
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EXPEDITORS INTL WASH INC        COM             302130109  $24,656    499,000    SH     OTHER            1            499,000
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EXXON MOBIL CORP                COM             30231G102 $142,112  3,200,000    SH     OTHER            1          3,200,000
------------------------------------------------------------------------------------------------------------------------------------
FOUR SEASONS HOTEL INC          LTD VTG SH      35100E104  $89,683  1,489,500    SH     OTHER            1          1,489,500
------------------------------------------------------------------------------------------------------------------------------------
GREATER CHINA FD INC            COM             39167B102   $1,916    135,700    SH     OTHER            1            135,700
------------------------------------------------------------------------------------------------------------------------------------
GRUPO TELEVISA SA               SP ADR REP ORD  40049J206  $67,335  1,487,400    SH     OTHER            1          1,487,400
------------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT INC                  COM             437076102  $21,120    600,000    SH     OTHER            1            600,000
------------------------------------------------------------------------------------------------------------------------------------
HOSPIRA INC                     COM             441060100   $9,577    347,010    SH     OTHER            1            347,010
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON               COM             478160104  $67,458  1,211,100    SH     OTHER            1          1,211,100
------------------------------------------------------------------------------------------------------------------------------------
LILLY ELI & CO                  COM             532457108  $65,576    938,000    SH     OTHER            1            938,000
------------------------------------------------------------------------------------------------------------------------------------
MAYTAG CORP                     COM             578592107  $24,510  1,000,000    SH     OTHER            1          1,000,000
------------------------------------------------------------------------------------------------------------------------------------
MEDCO HEALTH SOLUTIONS INC      COM             58405U102  $75,411  2,010,952    SH     OTHER            1          2,010,952
------------------------------------------------------------------------------------------------------------------------------------
MERCK & CO INC                  COM             589331107 $301,031  6,337,500    SH     OTHER            1          6,337,500
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MORGAN STANLEY INDIA INVEST FD  COM             61745C105  $10,908    541,321    SH     OTHER            1            541,321
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PFIZER INC                      COM             717081103 $116,233  3,390,700    SH     OTHER            1          3,390,700
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REPUBLIC SVCS INC               COM             760759100  $26,046    900,000    SH     OTHER            1            900,000
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SPDR TR                         UNIT SER I      78462F103 $721,997  6,304,000    SH     OTHER            1          6,304,000
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SCHERING PLOUGH CORP            COM             806605101 $203,529 11,013,500    SH     OTHER            1         11,013,500
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SCHOLASTIC CORP                 COM             807066105  $37,438  1,250,000    SH     OTHER            1          1,250,000
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SONY CORP                       SPONSORED ADR   835699307  $57,075  1,500,000    SH     OTHER            1          1,500,000
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UNIVISION COMMUNICATIONS INC    CL A            914906102   $3,193    100,000    SH     OTHER            1            100,000
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UNOCAL CORP                     COM             915289102  $19,000    500,000    SH     OTHER            1            500,000
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UTSTARCOM INC                   COM             918076100  $50,215  1,660,000    SH     OTHER            1          1,660,000
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VIACOM INC                      CL B            925524308  $36,180  1,000,000    SH     OTHER            1          1,000,000
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WASTE MGMT INC                  COM             94106L109 $165,050  5,385,000    SH     OTHER            1          5,385,000
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WYETH                           COM             983024100 $135,000  3,733,400    SH     OTHER            1          3,733,400
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


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